EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8349	$1,016,526,321	100%	8349	$995,848,591	6038.95%	0	$0	0.00%	0	$0	0.00%	8349	$995,848,591	6038.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			8349	$1,016,526,321	100%	8349	$995,848,591	6038.95%	0	$0	0.00%	0	$0	0.00%	8349	$995,848,591	6038.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6183	$741,710,531	100%	6183	$725,483,302	4425.10%	0	$0	0.00%	0	$0	0.00%	6183	$725,483,302	4425.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			6183	$741,710,531	100%	6183	$725,483,302	4425.10%	0	$0	0.00%	0	$0	0.00%	6183	$725,483,302	4425.10%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	11419	$1,596,487,794	100%	11419	$1,559,918,869	4432.36%	0	$0	0.00%	0	$0	0.00%	11419	$1,559,918,869	4432.36%	0	$0	0.00%	0	$0	0.00%
TOTAL			11419	$1,596,487,794	100%	11419	$1,559,918,869	4432.36%	0	$0	0.00%	0	$0	0.00%	11419	$1,559,918,869	4432.36%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	7097	$1,023,677,633	100%	7097	$999,324,790	4534.36%	0	$0	0.00%	0	$0	0.00%	7097	$999,324,790	4534.36%	0	$0	0.00%	0	$0	0.00%
TOTAL			7097	$1,023,677,633	100%	7097	$999,324,790	4534.36%	0	$0	0.00%	0	$0	0.00%	7097	$999,324,790	4534.36%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,982,295,636	4278.74%	0	$0	0.00%	0	$0	0.00%	14231	$1,982,295,636	4278.74%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,982,295,636	4278.74%	0	$0	0.00%	0	$0	0.00%	14231	$1,982,295,636	4278.74%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10169	$1,617,564,857	100%	10169	$1,579,076,930	4490.83%	0	$0	0.00%	0	$0	0.00%	10169	$1,579,076,930	4490.83%	0	$0	0.00%	0	$0	0.00%
TOTAL			10169	$1,617,564,857	100%	10169	$1,579,076,930	4490.83%	0	$0	0.00%	0	$0	0.00%	10169	$1,579,076,930	4490.83%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$992,530,889	4093.60%	0	$0	0.00%	0	$0	0.00%	6742	$992,530,889	4093.60%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$992,530,889	4093.60%	0	$0	0.00%	0	$0	0.00%	6742	$992,530,889	4093.60%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6331	$1,007,550,998	100%	6331	$975,129,504	3282.51%	0	$0	0.00%	0	$0	0.00%	6331	$975,129,504	3282.51%	0	$0	0.00%	0	$0	0.00%
TOTAL			6331	$1,007,550,998	100%	6331	$975,129,504	3282.51%	0	$0	0.00%	0	$0	0.00%	6331	$975,129,504	3282.51%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,937,205,205	3795.22%	0	$0	0.00%	0	$0	0.00%	12382	$1,937,205,205	3795.22%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,937,205,205	3795.22%	0	$0	0.00%	0	$0	0.00%	12382	$1,937,205,205	3795.22%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$896,372,453	3437.20%	0	$0	0.00%	0	$0	0.00%	5041	$896,372,453	3437.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$896,372,453	3437.20%	0	$0	0.00%	0	$0	0.00%	5041	$896,372,453	3437.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$873,970,630	3321.79%	0	$0	0.00%	0	$0	0.00%	4188	$873,970,630	3321.79%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$873,970,630	3321.79%	0	$0	0.00%	0	$0	0.00%	4188	$873,970,630	3321.79%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,118,137,096	2518.55%	0	$0	0.00%	0	$0	0.00%	11757	$2,118,137,096	2518.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,118,137,096	2518.55%	0	$0	0.00%	0	$0	0.00%	11757	$2,118,137,096	2518.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,309,060,738	2265.36%	0	$0	0.00%	0	$0	0.00%	23364	$4,309,060,738	2265.36%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,309,060,738	2265.36%	0	$0	0.00%	0	$0	0.00%	23364	$4,309,060,738	2265.36%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,460,782,834	1817.10%	0	$0	0.00%	0	$0	0.00%	8194	$1,460,782,834	1817.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,460,782,834	1817.10%	0	$0	0.00%	0	$0	0.00%	8194	$1,460,782,834	1817.10%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,917,828,666	1861.76%	0	$0	0.00%	0	$0	0.00%	9976	$1,917,828,666	1861.76%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,917,828,666	1861.76%	0	$0	0.00%	0	$0	0.00%	9976	$1,917,828,666	1861.76%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,639,555,610	1950.30%	0	$0	0.00%	0	$0	0.00%	13221	$2,639,555,610	1950.30%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,639,555,610	1950.30%	0	$0	0.00%	0	$0	0.00%	13221	$2,639,555,610	1950.30%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$980,765,955	1864.32%	0	$0	0.00%	0	$0	0.00%	5052	$980,765,955	1864.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$980,765,955	1864.32%	0	$0	0.00%	0	$0	0.00%	5052	$980,765,955	1864.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,074,493,643	1922.15%	0	$0	0.00%	0	$0	0.00%	5638	$1,074,493,643	1922.15%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,074,493,643	1922.15%	0	$0	0.00%	0	$0	0.00%	5638	$1,074,493,643	1922.15%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,416,010,638	1637.40%	0	$0	0.00%	0	$0	0.00%	17236	$3,416,010,638	1637.40%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,416,010,638	1637.40%	0	$0	0.00%	0	$0	0.00%	17236	$3,416,010,638	1637.40%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,440,123,266	1590.84%	0	$0	0.00%	0	$0	0.00%	12935	$2,440,123,266	1590.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,440,123,266	1590.84%	0	$0	0.00%	0	$0	0.00%	12935	$2,440,123,266	1590.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,489,741,955	1198.20%	0	$0	0.00%	0	$0	0.00%	5937	$1,489,741,955	1198.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,489,741,955	1198.20%	0	$0	0.00%	0	$0	0.00%	5937	$1,489,741,955	1198.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,903,069,800	1465.98%	0	$0	0.00%	0	$0	0.00%	16094	$2,903,069,800	1465.98%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,903,069,800	1465.98%	0	$0	0.00%	0	$0	0.00%	16094	$2,903,069,800	1465.98%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,682,342,880	1156.16%	0	$0	0.00%	0	$0	0.00%	14075	$2,682,342,880	1156.16%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,682,342,880	1156.16%	0	$0	0.00%	0	$0	0.00%	14075	$2,682,342,880	1156.16%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,127,683,295	990.45%	0	$0	0.00%	0	$0	0.00%	9604	$2,127,683,295	990.45%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,127,683,295	990.45%	0	$0	0.00%	0	$0	0.00%	9604	$2,127,683,295	990.45%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,423,994,977	781.34%	0	$0	0.00%	0	$0	0.00%	11375	$2,423,994,977	781.34%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,423,994,977	781.34%	0	$0	0.00%	0	$0	0.00%	11375	$2,423,994,977	781.34%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$978,476,872	456.69%	0	$0	0.00%	0	$0	0.00%	4841	$978,476,872	456.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$978,476,872	456.69%	0	$0	0.00%	0	$0	0.00%	4841	$978,476,872	456.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,442,134,288	431.04%	0	$0	0.00%	0	$0	0.00%	6608	$1,442,134,288	431.04%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,442,134,288	431.04%	0	$0	0.00%	0	$0	0.00%	6608	$1,442,134,288	431.04%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,913,915,342	806.53%	0	$0	0.00%	0	$0	0.00%	14914	$2,913,915,342	806.53%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,913,915,342	806.53%	0	$0	0.00%	0	$0	0.00%	14914	$2,913,915,342	806.53%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,696,506,106	753.65%	0	$0	0.00%	0	$0	0.00%	8177	$1,696,506,106	753.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,696,506,106	753.65%	0	$0	0.00%	0	$0	0.00%	8177	$1,696,506,106	753.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,860,199,847	706.55%	0	$0	0.00%	0	$0	0.00%	9947	$1,860,199,847	706.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,860,199,847	706.55%	0	$0	0.00%	0	$0	0.00%	9947	$1,860,199,847	706.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,851,655,523	608.40%	0	$0	0.00%	0	$0	0.00%	9595	$1,851,655,523	608.40%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,851,655,523	608.40%	0	$0	0.00%	0	$0	0.00%	9595	$1,851,655,523	608.40%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,627,585,733	612.96%	0	$0	0.00%	0	$0	0.00%	7973	$1,627,585,733	612.96%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,627,585,733	612.96%	0	$0	0.00%	0	$0	0.00%	7973	$1,627,585,733	612.96%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,554,440,486	519.68%	0	$0	0.00%	0	$0	0.00%	7648	$1,554,440,486	519.68%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,554,440,486	519.68%	0	$0	0.00%	0	$0	0.00%	7648	$1,554,440,486	519.68%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,353,221,670	554.17%	0	$0	0.00%	0	$0	0.00%	6646	$1,353,221,670	554.17%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,353,221,670	554.17%	0	$0	0.00%	0	$0	0.00%	6646	$1,353,221,670	554.17%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,485,390,870	484.44%	0	$0	0.00%	0	$0	0.00%	7173	$1,485,390,870	484.44%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,485,390,870	484.44%	0	$0	0.00%	0	$0	0.00%	7173	$1,485,390,870	484.44%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$523,963,683	4221.89%	0	$0	0.00%	0	$0	0.00%	8568	$523,963,683	4221.89%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$523,963,683	4221.89%	0	$0	0.00%	0	$0	0.00%	8568	$523,963,683	4221.89%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,834,879,382	904.35%	0	$0	0.00%	0	$0	0.00%	9169	$1,834,879,382	904.35%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,834,879,382	904.35%	0	$0	0.00%	0	$0	0.00%	9169	$1,834,879,382	904.35%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,851,558,255	949.28%	0	$0	0.00%	0	$0	0.00%	10374	$1,851,558,255	949.28%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,851,558,255	949.28%	0	$0	0.00%	0	$0	0.00%	10374	$1,851,558,255	949.28%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,860,088,668	996.57%	0	$0	0.00%	0	$0	0.00%	10974	$1,860,088,668	996.57%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,860,088,668	996.57%	0	$0	0.00%	0	$0	0.00%	10974	$1,860,088,668	996.57%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			379197	$70,185,164,496	100%	379197	$68,334,764,879	1160.72%	0	$0	0.00%	0	$0	0.00%	379197	$68,334,764,879	1160.72%	0	$0	0.00%	0	$0	0.00%

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(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.